Income Tax (Details) - Schedule of federal income tax rate	10 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Schedule Of Federal Income Tax Rate Abstract
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit
Meals and entertainment
Transaction Costs	2.60%	2.20%
Change in fair value of warrants	(25.60%)	(22.60%)
Valuation allowance	2.00%	3.50%
Income tax provision		4.10%